LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.00%
•Fannie Mae Grantor Trust Series 2001-T5 A2 7.00% 6/19/41	6,053	$6,106
Freddie Mac REMICs Series 5092 WG 1.00% 4/25/31	10,887,403	9,588,191
•Freddie Mac STACR REMIC Trust
Series 2021-DNA3 M1 6.07% (SOFR30A + 0.75%) 10/25/33	1,118,571	1,114,801
Series 2021-HQA2 M1 6.02% (SOFR30A + 0.70%) 12/25/33	503,422	502,895
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 6.48% (SOFR30A + 1.16%) 12/25/29	253,786	254,034
♦Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43	473	475
Series T-58 2A 6.50% 9/25/43	7,102	7,221
Total Agency Collateralized Mortgage Obligations (Cost $12,823,753)		11,473,723
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.40%
♦Freddie Mac Multifamily Structured Pass Through Certificates Series K729 A2 3.14% 10/25/24	4,650,000	4,546,886
Total Agency Commercial Mortgage-Backed Security (Cost $4,768,566)		4,546,886
AGENCY MORTGAGE-BACKED SECURITIES–3.54%
Fannie Mae S.F. 15 yr 2.50% 8/1/36	2,946,746	2,596,937
Fannie Mae S.F. 30 yr
3.50% 6/1/52	6,606,576	5,756,790
4.50% 7/1/40	205,602	195,273
4.50% 8/1/41	497,679	470,126
4.50% 2/1/46	3,790,333	3,567,712
4.50% 5/1/46	382,486	361,328
4.50% 11/1/47	3,936,539	3,691,555
4.50% 4/1/48	2,161,375	2,051,191
4.50% 1/1/50	950,076	897,539
5.00% 7/1/47	426,332	417,185
5.00% 8/1/48	7,217,289	6,928,841
5.00% 12/1/48	3,114,223	2,986,685
5.50% 5/1/44	7,902,182	7,873,888
6.00% 1/1/42	849,091	863,338
Freddie Mac S.F. 30 yr 5.50% 9/1/41	1,415,858	1,416,226
GNMA II S.F. 30 yr
5.50% 5/20/37	58,850	59,201
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
6.50% 6/20/39	189,960	$197,183
Total Agency Mortgage-Backed Securities (Cost $43,973,410)		40,330,998
CORPORATE BONDS–47.06%
Advertising–0.14%
Clear Channel International BV 6.63% 8/1/25	1,575,000	1,557,041
		1,557,041
Airlines–1.04%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50% 4/20/26	614,304	599,968
Delta Air Lines, Inc.
7.00% 5/1/25	9,642,000	9,746,675
7.38% 1/15/26	1,072,000	1,084,923
United Airlines, Inc. 4.38% 4/15/26	465,000	430,027
		11,861,593
Auto Manufacturers–1.18%
Daimler Truck Finance North America LLC 1.63% 12/13/24	5,890,000	5,595,671
Ford Motor Credit Co. LLC
2.30% 2/10/25	1,245,000	1,167,769
3.38% 11/13/25	3,070,000	2,848,395
6.95% 6/10/26	1,570,000	1,568,077
Mercedes-Benz Finance North America LLC 5.10% 8/3/28	2,305,000	2,257,312
		13,437,224
Auto Parts & Equipment–0.31%
Aptiv PLC/Aptiv Corp. 2.40% 2/18/25	3,775,000	3,591,840
		3,591,840
Banks–11.61%
Banco Continental SAECA 2.75% 12/10/25	3,115,000	2,829,996
Banco Santander SA 5.59% 8/8/28	2,400,000	2,347,776
μBank of America Corp.
0.98% 9/25/25	6,085,000	5,763,346
1.84% 2/4/25	5,535,000	5,444,277
5.82% 9/15/29	1,035,000	1,022,298
Bank of Montreal 1.85% 5/1/25	1,785,000	1,675,221
μBank of New York Mellon Corp. 5.80% 10/25/28	2,167,000	2,162,789
μBarclays PLC 7.39% 11/2/28	703,000	721,251
BBVA Bancomer SA 1.88% 9/18/25	3,490,000	3,201,773
BPCE SA 5.13% 1/18/28	1,065,000	1,028,096
LVIP Delaware Limited-Term Diversified Income Fund–1

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μCitigroup, Inc. 5.61% 9/29/26	650,000	$643,391
μCitizens Bank NA
4.12% 5/23/25	5,550,000	5,365,724
6.06% 10/24/25	2,005,000	1,934,501
Credit Agricole SA
μ1.91% 6/16/26	1,895,000	1,761,631
5.30% 7/12/28	860,000	843,149
Credit Suisse AG 7.95% 1/9/25	600,000	610,609
Deutsche Bank AG
0.90% 5/28/24	10,710,000	10,335,982
μ6.72% 1/18/29	1,193,000	1,185,909
μFifth Third Bank NA 5.85% 10/27/25	3,320,000	3,266,111
μGoldman Sachs Group, Inc.
0.93% 10/21/24	9,495,000	9,420,000
1.54% 9/10/27	1,765,000	1,545,424
μHSBC Holdings PLC 5.89% 8/14/27	960,000	948,289
Huntington National Bank
μ4.01% 5/16/25	3,040,000	2,963,310
5.65% 1/10/30	790,000	744,448
μING Groep NV 6.08% 9/11/27	1,130,000	1,124,978
JPMorgan Chase & Co.
μ4.02% 12/5/24	8,750,000	8,711,144
•6.21% (SOFR + 0.89%) 4/22/27	3,675,000	3,649,091
KeyBank NA 4.15% 8/8/25	3,821,000	3,598,273
μKeyCorp 3.88% 5/23/25	2,725,000	2,626,871
μMorgan Stanley
6.14% 10/16/26	12,400,000	12,411,785
6.30% 10/18/28	1,854,000	1,868,221
PNC Bank NA 3.88% 4/10/25	4,955,000	4,778,920
μPNC Financial Services Group, Inc. 5.67% 10/28/25	1,185,000	1,175,853
Popular, Inc. 7.25% 3/13/28	795,000	792,647
QNB Finance Ltd. 3.50% 3/28/24	3,120,000	3,072,158
Toronto-Dominion Bank 4.11% 6/8/27	1,878,000	1,772,628
μTruist Bank 2.64% 9/17/29	9,026,000	8,379,615
U.S. Bancorp
3.38% 2/5/24	2,330,000	2,307,747
μ4.65% 2/1/29	223,000	208,693
μ5.73% 10/21/26	243,000	240,979
μWells Fargo & Co. 3.91% 4/25/26	8,225,000	7,925,221
		132,410,125
Biotechnology–1.31%
Amgen, Inc. 5.15% 3/2/28	1,225,000	1,204,782
Gilead Sciences, Inc. 3.70% 4/1/24	4,035,000	3,990,828
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Royalty Pharma PLC 1.20% 9/2/25	10,690,000	$9,714,555
		14,910,165
Chemicals–0.62%
Avient Corp. 5.75% 5/15/25	5,607,000	5,504,807
Celanese U.S. Holdings LLC
6.05% 3/15/25	475,000	473,294
6.17% 7/15/27	1,100,000	1,084,677
		7,062,778
Commercial Services–0.84%
ERAC USA Finance LLC 4.60% 5/1/28	4,895,000	4,697,519
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25% 4/15/24	2,471,000	2,454,123
S&P Global, Inc. 2.45% 3/1/27	2,720,000	2,477,549
		9,629,191
Diversified Financial Services–2.44%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65% 10/29/24	4,620,000	4,394,734
3.00% 10/29/28	1,310,000	1,123,296
3.15% 2/15/24	5,750,000	5,684,394
Air Lease Corp.
0.80% 8/18/24	5,645,000	5,382,306
2.88% 1/15/26	755,000	702,958
Aviation Capital Group LLC
1.95% 1/30/26	3,680,000	3,308,484
3.50% 11/1/27	2,410,000	2,127,976
6.25% 4/15/28	98,000	95,836
DAE Sukuk Difc Ltd. 3.75% 2/15/26	3,420,000	3,197,700
Jefferies Financial Group, Inc. 5.88% 7/21/28	840,000	822,053
SURA Asset Management SA 4.88% 4/17/24	978,000	964,933
		27,804,670
Electric–7.11%
Avangrid, Inc. 3.20% 4/15/25	2,630,000	2,514,238
Duke Energy Carolinas LLC 3.95% 11/15/28	1,335,000	1,252,711
μDuke Energy Corp. 4.88% 9/16/24	3,180,000	3,095,056
Enel Finance International NV 4.25% 6/15/25	1,630,000	1,582,548
Eversource Energy 2.90% 3/1/27	810,000	739,648
Fells Point Funding Trust 3.05% 1/31/27	3,065,000	2,779,288
Metropolitan Edison Co. 5.20% 4/1/28	3,465,000	3,380,160
LVIP Delaware Limited-Term Diversified Income Fund–2

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
National Rural Utilities Cooperative Finance Corp.
1.88% 2/7/25	7,575,000	$7,195,239
4.45% 3/13/26	2,045,000	1,997,487
4.80% 3/15/28	1,570,000	1,530,951
NextEra Energy Capital Holdings, Inc.
5.75% 9/1/25	735,000	732,936
6.05% 3/1/25	1,500,000	1,502,270
NRG Energy, Inc. 3.75% 6/15/24	9,895,000	9,689,370
Pacific Gas & Electric Co. 3.75% 2/15/24	10,545,000	10,444,824
Sempra 3.30% 4/1/25	4,220,000	4,056,442
Southern California Edison Co. 1.10% 4/1/24	10,370,000	10,128,395
Southern Co. 4.85% 6/15/28	4,825,000	4,662,203
Vistra Operations Co. LLC
3.55% 7/15/24	5,945,000	5,797,970
5.13% 5/13/25	1,145,000	1,115,714
WEC Energy Group, Inc. 0.80% 3/15/24	7,115,000	6,947,960
		81,145,410
Electrical Components & Equipment–0.26%
WESCO Distribution, Inc. 7.13% 6/15/25	3,008,000	3,015,102
		3,015,102
Entertainment–0.66%
Warnermedia Holdings, Inc.
3.64% 3/15/25	6,245,000	6,023,239
6.41% 3/15/26	1,470,000	1,469,754
		7,492,993
Forest Products & Paper–0.27%
Inversiones CMPC SA 4.75% 9/15/24	3,120,000	3,076,508
		3,076,508
Health Care Products–0.16%
Medtronic Global Holdings SCA 4.25% 3/30/28	1,940,000	1,856,904
		1,856,904
Health Care Services–0.81%
HCA, Inc. 5.20% 6/1/28	707,000	683,293
Tenet Healthcare Corp. 4.88% 1/1/26	3,005,000	2,878,879
UnitedHealth Group, Inc. 4.25% 1/15/29	5,955,000	5,669,379
		9,231,551
Insurance–4.79%
Athene Global Funding
1.00% 4/16/24	10,665,000	10,335,793
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Athene Global Funding (continued)
•6.04% (SOFRINDX + 0.70%) 5/24/24	8,585,000	$8,549,694
Brighthouse Financial Global Funding
1.00% 4/12/24	8,385,000	8,159,863
•6.05% (SOFR + 0.76%) 4/12/24	4,385,000	4,364,303
Equitable Financial Life Global Funding 0.80% 8/12/24	1,825,000	1,743,639
GA Global Funding Trust 1.00% 4/8/24	12,730,000	12,349,933
Met Tower Global Funding 3.70% 6/13/25	6,120,000	5,895,326
USI, Inc. 6.88% 5/1/25	3,266,000	3,240,844
		54,639,395
Internet–0.29%
JD.com, Inc. 3.88% 4/29/26	3,470,000	3,314,165
		3,314,165
Leisure Time–0.16%
Carnival Corp. 7.63% 3/1/26	1,882,000	1,830,780
		1,830,780
Media–0.53%
AMC Networks, Inc. 5.00% 4/1/24	1,360,000	1,341,220
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91% 7/23/25	4,810,000	4,700,102
		6,041,322
Mining–0.31%
First Quantum Minerals Ltd. 7.50% 4/1/25	3,500,000	3,493,123
		3,493,123
Miscellaneous Manufacturing–2.20%
Parker-Hannifin Corp.
3.65% 6/15/24	5,370,000	5,286,834
4.25% 9/15/27	4,455,000	4,256,226
Teledyne Technologies, Inc. 0.95% 4/1/24	15,970,000	15,545,872
		25,088,932
Oil & Gas–0.91%
ConocoPhillips Co. 2.40% 3/7/25	422,000	403,497
Devon Energy Corp. 5.25% 9/15/24	1,908,000	1,893,504
Murphy Oil Corp. 5.75% 8/15/25	1,500,000	1,498,121
LVIP Delaware Limited-Term Diversified Income Fund–3

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Occidental Petroleum Corp.
5.50% 12/1/25	2,793,000	$2,756,476
5.88% 9/1/25	3,450,000	3,432,474
Southwestern Energy Co. 5.70% 1/23/25	424,000	417,806
		10,401,878
Packaging & Containers–0.44%
Mauser Packaging Solutions Holding Co. 7.88% 8/15/26	5,190,000	5,006,979
		5,006,979
Pharmaceuticals–1.62%
AbbVie, Inc.
2.60% 11/21/24	7,125,000	6,868,927
3.75% 11/14/23	2,150,000	2,144,667
Astrazeneca Finance LLC 4.88% 3/3/28	1,320,000	1,296,864
Cigna Group 5.69% 3/15/26	2,295,000	2,280,746
Eli Lilly & Co. 5.00% 2/27/26	1,010,000	1,006,161
Pfizer Investment Enterprises Pte. Ltd. 4.45% 5/19/28	2,410,000	2,323,518
Takeda Pharmaceutical Co. Ltd. 4.40% 11/26/23	2,144,000	2,138,892
Zoetis, Inc. 5.40% 11/14/25	395,000	393,306
		18,453,081
Pipelines–2.49%
Enbridge, Inc. 0.55% 10/4/23	2,150,000	2,149,649
Energy Transfer LP 5.55% 2/15/28	4,720,000	4,636,540
MPLX LP 4.88% 12/1/24	6,200,000	6,112,119
NuStar Logistics LP 5.75% 10/1/25	3,345,000	3,253,012
ONEOK, Inc. 5.65% 11/1/28	720,000	710,674
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	2,375,000	2,258,625
TransCanada PipeLines Ltd. 1.00% 10/12/24	9,760,000	9,271,816
		28,392,435
Real Estate Investment Trusts–0.55%
Crown Castle, Inc. 1.05% 7/15/26	4,740,000	4,159,238
VICI Properties LP 4.95% 2/15/30	2,250,000	2,058,677
		6,217,915
Semiconductors–0.90%
NXP BV/NXP Funding LLC 4.88% 3/1/24	6,825,000	6,790,885
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70% 5/1/25	295,000	280,164
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
SK Hynix, Inc. 1.50% 1/19/26	3,510,000	$3,153,723
		10,224,772
Software–0.87%
Oracle Corp. 5.80% 11/10/25	2,780,000	2,790,420
Roper Technologies, Inc. 2.35% 9/15/24	6,670,000	6,438,012
Workday, Inc. 3.50% 4/1/27	710,000	662,455
		9,890,887
Telecommunications–1.72%
NBN Co. Ltd. 0.88% 10/8/24	7,100,000	6,744,970
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25	654,375	647,434
T-Mobile USA, Inc. 3.75% 4/15/27	4,850,000	4,531,935
Verizon Communications, Inc. 0.75% 3/22/24	7,885,000	7,694,556
		19,618,895
Transportation–0.52%
Canadian Pacific Railway Co. 1.35% 12/2/24	6,305,000	5,977,293
		5,977,293
Total Corporate Bonds (Cost $554,717,802)		536,674,947
NON-AGENCY ASSET-BACKED SECURITIES–13.99%
American Express Credit Account Master Trust Series 2023-1 A 4.87% 5/15/28	6,000,000	5,925,145
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A A 3.35% 9/22/25	3,330,000	3,256,282
•Ballyrock CLO Ltd. Series 2018-1A A1 6.59% (TSFR03M + 1.26%) 4/20/31	5,024,812	5,004,808
•Benefit Street Partners CLO IX Ltd. Series 2016-9A AR 6.70% (TSFR03M + 1.37%) 7/20/31	1,550,000	1,544,476
•Benefit Street Partners CLO VIII Ltd. Series 2015-8A A1AR 6.69% (TSFR03M + 1.36%) 1/20/31	1,882,976	1,878,392
BMW Vehicle Lease Trust Series 2022-1 A3 1.10% 3/25/25	5,122,477	5,062,366
•Canyon Capital CLO Ltd. Series 2019-2A AR 6.75% (TSFR03M + 1.44%) 10/15/34	7,250,000	7,196,828
LVIP Delaware Limited-Term Diversified Income Fund–4

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA A1 6.68% (TSFR03M + 1.31%) 5/15/31	4,556,918	$4,540,591
•CBAM Ltd. Series 2020-13A A 7.02% (TSFR03M + 1.69%) 1/20/34	7,000,000	6,957,776
•Cedar Funding IX CLO Ltd. Series 2018-9A A1 6.57% (TSFR03M + 1.24%) 4/20/31	2,150,000	2,144,666
Discover Card Execution Note Trust Series 2022-A4 A 5.03% 10/15/27	11,500,000	11,405,439
•Dryden 83 CLO Ltd. Series 2020-83A A 6.79% (TSFR03M + 1.48%) 1/18/32	4,750,000	4,741,293
•Elmwood CLO VII Ltd. Series 2020-4A A 6.96% (TSFR03M + 1.65%) 1/17/34	1,000,000	999,982
Enterprise Fleet Financing LLC Series 2022-2 A2 4.65% 5/21/29	2,397,141	2,360,950
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	4,000,000	3,714,675
Series 2022-A B 1.91% 7/15/27	4,800,000	4,413,651
GM Financial Automobile Leasing Trust
Series 2021-2 A4 0.41% 5/20/25	1,287,494	1,284,171
Series 2022-1 B 2.23% 2/20/26	5,650,000	5,474,855
GreatAmerica Leasing Receivables Funding LLC Series 2021-1 B 0.72% 12/15/26	3,600,000	3,359,881
GTE Auto Receivables Trust Series 2023-1 A2 5.65% 8/17/26	1,985,834	1,976,607
•Halseypoint CLO 5 Ltd. Series 2021-5A A1A 6.84% (TSFR03M + 1.47%) 1/30/35	4,000,000	3,953,140
Hyundai Auto Lease Securitization Trust Series 2023-A A3 5.05% 1/15/26	5,000,000	4,956,294
JPMorgan Chase Bank NA - CACLN Series 2020-2 B 0.84% 2/25/28	412,890	408,909
•Oaktree CLO Ltd. Series 2019-2A A1AR 6.69% (TSFR03M + 1.38%) 4/15/31	2,000,000	1,984,592
OCCU Auto Receivables Trust Series 2023-1A A2 6.23% 4/15/27	3,750,000	3,749,276
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Sound Point CLO XXI Ltd. Series 2018-3A A1A 6.79% (TSFR03M + 1.44%) 10/26/31	4,850,000	$4,838,098
Tesla Auto Lease Trust Series 2021-A B 1.02% 3/20/25	12,282,000	12,191,982
Toyota Lease Owner Trust Series 2021-B A3 0.42% 10/21/24	1,934,244	1,923,234
Trafigura Securitisation Finance PLC Series 2021-1A A2 1.08% 1/15/25	10,150,000	9,573,003
•TRESTLES CLO V Ltd. Series 2021-5A A1 6.76% (TSFR03M + 1.43%) 10/20/34	7,000,000	6,922,741
Verizon Master Trust
Series 2021-2 A 0.99% 4/20/28	6,500,000	6,176,122
Series 2022-2 A 1.53% 7/20/28	5,000,000	4,728,298
Series 2022-2 B 1.83% 7/20/28	4,800,000	4,537,855
Verizon Owner Trust Series 2020-C A 0.41% 4/21/25	155,951	155,250
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	5,300,000	5,220,281
•Zais CLO 16 Ltd. Series 2020-16A A1R 7.01% (TSFR03M + 1.68%) 10/20/34	5,000,000	4,950,745
Total Non-Agency Asset-Backed Securities (Cost $162,139,174)		159,512,654
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.62%
φVerus Securitization Trust Series 2023-6 A1 6.67% 9/25/68	7,130,000	7,113,857
Total Non-Agency Collateralized Mortgage Obligation (Cost $7,129,884)		7,113,857
U.S. TREASURY OBLIGATIONS–30.64%
U.S. Treasury Notes
4.00% 6/30/28	23,455,000	22,829,228
4.13% 6/15/26	179,675,000	176,348,206
4.50% 7/15/26	150,765,000	149,375,135
4.63% 9/30/28	880,000	880,275
Total U.S. Treasury Obligations (Cost $352,941,613)		349,432,844

LVIP Delaware Limited-Term Diversified Income Fund–5

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.87%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.29%)	21,297,016	$21,297,016
Total Money Market Fund (Cost $21,297,016)		21,297,016

TOTAL INVESTMENTS–99.12% (Cost $1,159,791,218)	$1,130,382,925

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.88%	10,086,162
NET ASSETS APPLICABLE TO 122,813,890 SHARES OUTSTANDING–100.00%	$1,140,469,087

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2023.

The following futures contracts were outstanding at September 30, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
20	U.S. Treasury 10 yr Notes	$2,161,250	$2,161,608	12/19/23	$—	$(358)
1,060	U.S. Treasury 2 yr Notes	214,873,595	215,495,825	12/29/23	—	(622,230)
106	U.S. Treasury 5 yr Notes	11,168,094	11,266,960	12/29/23	—	(98,866)
Total Futures Contracts					$—	$(721,454)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
CMPC–Coût Moyen Pondéré du Capital
GNMA–Government National Mortgage Association
HSBC–Hong Kong and Shanghai Banking Corporation
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SOFRINDX–Secured Overnight Financing Rate Index
STACR–Structured Agency Credit Risk
TSFR03M–3 Month Term Secured Overnight Financing Rate
LVIP Delaware Limited-Term Diversified Income Fund–6

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
yr–Year
See accompanying notes.
LVIP Delaware Limited-Term Diversified Income Fund–7

LVIP Delaware Limited-Term Diversified Income Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Limited-Term Diversified Income Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Limited-Term Diversified Income Fund–8

LVIP Delaware Limited-Term Diversified Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$11,473,723	$—	$11,473,723
Agency Commercial Mortgage-Backed Security	—	4,546,886	—	4,546,886
Agency Mortgage-Backed Securities	—	40,330,998	—	40,330,998
Corporate Bonds	—	536,674,947	—	536,674,947
Non-Agency Asset-Backed Securities	—	159,512,654	—	159,512,654
Non-Agency Collateralized Mortgage Obligation	—	7,113,857	—	7,113,857
U.S. Treasury Obligations	—	349,432,844	—	349,432,844
Money Market Fund	21,297,016	—	—	21,297,016
Total Investments	$21,297,016	$1,109,085,909	$—	$1,130,382,925
Derivatives:

Liabilities:
Futures Contracts	$(721,454)	$—	$—	$(721,454)
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Limited-Term Diversified Income Fund–9